Distribution Date:	09/17/21	Wells Fargo Commercial Mortgage Trust 2016-L24
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-LC24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	5		301 South College Street, | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	14-17		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	18-21	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	22		Kathleen Luzik	(703) 302-1902
Historical Detail	23		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Delinquency Loan Detail	24	Special Servicer	Midland Loan Services
			askmidlandls.com	(913) 253-9000
Collateral Stratification and Historical Detail	25
			10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Specially Serviced Loan Detail - Part 1	26
		Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
Specially Serviced Loan Detail - Part 2	27	Representations Reviewer
Modified Loan Detail	28		Trust Advisor		Trustadvisor@trimontrea.com
Historical Liquidated Loan Detail	29		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
		Certificate Administrator	Wells Fargo Bank, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	30
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Interest Shortfall Detail - Collateral Level	31				trustadministrationgroup@wellsfargo.com
Supplemental Notes	32		9062 Old Annapolis Road, | Columbia, MD 21045
		Trustee	Wilmington Trust, National Association
			General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000HBC5	1.441000%	41,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000HBD3	2.501000%	55,655,000.00	2,563,703.37	0.00	5,343.19	0.00	0.00	5,343.19	2,563,703.37	33.06%	30.00%
A-3	95000HBE1	2.684000%	275,000,000.00	275,000,000.00	0.00	615,083.33	0.00	0.00	615,083.33	275,000,000.00	33.06%	30.00%
A-4	95000HBF8	2.942000%	290,568,000.00	290,568,000.00	0.00	712,375.88	0.00	0.00	712,375.88	290,568,000.00	33.06%	30.00%
A-SB	95000HBG6	2.825000%	69,133,000.00	68,053,742.36	1,151,508.18	160,209.85	0.00	0.00	1,311,718.03	66,902,234.18	33.06%	30.00%
A-S	95000HBH4	3.367000%	94,083,000.00	94,083,000.00	0.00	263,981.22	0.00	0.00	263,981.22	94,083,000.00	23.14%	21.00%
B	95000HBL5	3.621000%	48,347,000.00	48,347,000.00	0.00	145,887.07	0.00	0.00	145,887.07	48,347,000.00	18.04%	16.38%
C	95000HBM3	4.580054%	44,428,000.00	44,428,000.00	0.00	169,568.85	0.00	0.00	169,568.85	44,428,000.00	13.36%	12.13%
D	95000HAL6	3.214000%	49,655,000.00	49,655,000.00	0.00	132,992.64	0.00	0.00	132,992.64	49,655,000.00	8.13%	7.38%
E	95000HAN2	2.811054%	13,067,000.00	13,067,000.00	0.00	30,610.03	0.00	0.00	30,610.03	13,067,000.00	6.75%	6.13%
F	95000HAQ5	2.811054%	10,453,000.00	10,453,000.00	0.00	24,486.62	0.00	0.00	24,486.62	10,453,000.00	5.65%	5.13%
G	95000HAS1	2.811054%	10,454,000.00	10,454,000.00	0.00	24,488.96	0.00	0.00	24,488.96	10,454,000.00	4.55%	4.13%
H	95000HAU6	2.811054%	10,453,000.00	10,453,000.00	0.00	24,486.62	0.00	0.00	24,486.62	10,453,000.00	3.44%	3.13%
I*	95000HAW2	2.811054%	32,668,263.00	32,668,263.00	0.00	66,069.20	0.00	0.00	66,069.20	32,668,263.00	0.00%	0.00%
V	95000HAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000HBA9	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,358,363.00	949,793,708.73	1,151,508.18	2,375,583.46	0.00	0.00	3,527,091.64	948,642,200.55

Notional Certificates
X-A	95000HBJ0	1.763871%	731,750,000.00	636,185,445.73	0.00	935,123.97	0.00	0.00	935,123.97	635,033,937.55
X-B	95000HBK7	1.126835%	142,430,000.00	142,430,000.00	0.00	133,745.91	0.00	0.00	133,745.91	142,430,000.00
X-D	95000HAA0	1.366054%	49,655,000.00	49,655,000.00	0.00	56,526.16	0.00	0.00	56,526.16	49,655,000.00
X-EF	95000HAC6	1.769000%	23,520,000.00	23,520,000.00	0.00	34,672.40	0.00	0.00	34,672.40	23,520,000.00
X-G	95000HAE2	1.769000%	10,454,000.00	10,454,000.00	0.00	15,410.94	0.00	0.00	15,410.94	10,454,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	95000HAG7	1.769000%	10,453,000.00	10,453,000.00	0.00	15,409.46	0.00	0.00	15,409.46	10,453,000.00
X-I	95000HAJ1	1.769000%	32,668,263.00	32,668,263.00	0.00	48,158.46	0.00	0.00	48,158.46	32,668,263.00
Notional SubTotal			1,000,930,263.00	905,365,708.73	0.00	1,239,047.30	0.00	0.00	1,239,047.30	904,214,200.55

Deal Distribution Total					1,151,508.18	3,614,630.76	0.00	0.00	4,766,138.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000HBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000HBD3	46.06420573	0.00000000	0.09600557	0.00000000	0.00000000	0.00000000	0.00000000	0.09600557	46.06420573
A-3	95000HBE1	1,000.00000000	0.00000000	2.23666665	0.00000000	0.00000000	0.00000000	0.00000000	2.23666665	1,000.00000000
A-4	95000HBF8	1,000.00000000	0.00000000	2.45166667	0.00000000	0.00000000	0.00000000	0.00000000	2.45166667	1,000.00000000
A-SB	95000HBG6	984.38867632	16.65641850	2.31741498	0.00000000	0.00000000	0.00000000	0.00000000	18.97383348	967.73225782
A-S	95000HBH4	1,000.00000000	0.00000000	2.80583336	0.00000000	0.00000000	0.00000000	0.00000000	2.80583336	1,000.00000000
B	95000HBL5	1,000.00000000	0.00000000	3.01749995	0.00000000	0.00000000	0.00000000	0.00000000	3.01749995	1,000.00000000
C	95000HBM3	1,000.00000000	0.00000000	3.81671131	0.00000000	0.00000000	0.00000000	0.00000000	3.81671131	1,000.00000000
D	95000HAL6	1,000.00000000	0.00000000	2.67833330	0.00000000	0.00000000	0.00000000	0.00000000	2.67833330	1,000.00000000
E	95000HAN2	1,000.00000000	0.00000000	2.34254458	0.00000000	0.00000000	0.00000000	0.00000000	2.34254458	1,000.00000000
F	95000HAQ5	1,000.00000000	0.00000000	2.34254472	0.00000000	0.00000000	0.00000000	0.00000000	2.34254472	1,000.00000000
G	95000HAS1	1,000.00000000	0.00000000	2.34254448	0.00000000	0.00000000	0.00000000	0.00000000	2.34254448	1,000.00000000
H	95000HAU6	1,000.00000000	0.00000000	2.34254472	0.00000000	0.00000000	0.00000000	0.00000000	2.34254472	1,000.00000000
I	95000HAW2	1,000.00000000	0.00000000	2.02242770	0.32011711	3.63314236	0.00000000	0.00000000	2.02242770	1,000.00000000
V	95000HAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000HBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000HBJ0	869.40272734	0.00000000	1.27792821	0.00000000	0.00000000	0.00000000	0.00000000	1.27792821	867.82909129
X-B	95000HBK7	1,000.00000000	0.00000000	0.93902907	0.00000000	0.00000000	0.00000000	0.00000000	0.93902907	1,000.00000000
X-D	95000HAA0	1,000.00000000	0.00000000	1.13837801	0.00000000	0.00000000	0.00000000	0.00000000	1.13837801	1,000.00000000
X-EF	95000HAC6	1,000.00000000	0.00000000	1.47416667	0.00000000	0.00000000	0.00000000	0.00000000	1.47416667	1,000.00000000
X-G	95000HAE2	1,000.00000000	0.00000000	1.47416683	0.00000000	0.00000000	0.00000000	0.00000000	1.47416683	1,000.00000000
X-H	95000HAG7	1,000.00000000	0.00000000	1.47416627	0.00000000	0.00000000	0.00000000	0.00000000	1.47416627	1,000.00000000
X-I	95000HAJ1	1,000.00000000	0.00000000	1.47416653	0.00000000	0.00000000	0.00000000	0.00000000	1.47416653	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	5,343.19	0.00	5,343.19	0.00	0.00	0.00	5,343.19	0.00
A-3	08/01/21 - 08/30/21	30	0.00	615,083.33	0.00	615,083.33	0.00	0.00	0.00	615,083.33	0.00
A-4	08/01/21 - 08/30/21	30	0.00	712,375.88	0.00	712,375.88	0.00	0.00	0.00	712,375.88	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	160,209.85	0.00	160,209.85	0.00	0.00	0.00	160,209.85	0.00
A-S	08/01/21 - 08/30/21	30	0.00	263,981.22	0.00	263,981.22	0.00	0.00	0.00	263,981.22	0.00
B	08/01/21 - 08/30/21	30	0.00	145,887.07	0.00	145,887.07	0.00	0.00	0.00	145,887.07	0.00
C	08/01/21 - 08/30/21	30	0.00	169,568.85	0.00	169,568.85	0.00	0.00	0.00	169,568.85	0.00
D	08/01/21 - 08/30/21	30	0.00	132,992.64	0.00	132,992.64	0.00	0.00	0.00	132,992.64	0.00
E	08/01/21 - 08/30/21	30	0.00	30,610.03	0.00	30,610.03	0.00	0.00	0.00	30,610.03	0.00
F	08/01/21 - 08/30/21	30	0.00	24,486.62	0.00	24,486.62	0.00	0.00	0.00	24,486.62	0.00
G	08/01/21 - 08/30/21	30	0.00	24,488.96	0.00	24,488.96	0.00	0.00	0.00	24,488.96	0.00
H	08/01/21 - 08/30/21	30	0.00	24,486.62	0.00	24,486.62	0.00	0.00	0.00	24,486.62	0.00
I	08/01/21 - 08/30/21	30	107,977.84	76,526.87	0.00	76,526.87	10,457.67	0.00	0.00	66,069.20	118,688.45
X-A	08/01/21 - 08/30/21	30	0.00	935,123.97	0.00	935,123.97	0.00	0.00	0.00	935,123.97	0.00
X-B	08/01/21 - 08/30/21	30	0.00	133,745.91	0.00	133,745.91	0.00	0.00	0.00	133,745.91	0.00
X-D	08/01/21 - 08/30/21	30	0.00	56,526.16	0.00	56,526.16	0.00	0.00	0.00	56,526.16	0.00
X-EF	08/01/21 - 08/30/21	30	0.00	34,672.40	0.00	34,672.40	0.00	0.00	0.00	34,672.40	0.00
X-G	08/01/21 - 08/30/21	30	0.00	15,410.94	0.00	15,410.94	0.00	0.00	0.00	15,410.94	0.00
X-H	08/01/21 - 08/30/21	30	0.00	15,409.46	0.00	15,409.46	0.00	0.00	0.00	15,409.46	0.00
X-I	08/01/21 - 08/30/21	30	0.00	48,158.46	0.00	48,158.46	0.00	0.00	0.00	48,158.46	0.00
Totals			107,977.84	3,625,088.43	0.00	3,625,088.43	10,457.67	0.00	0.00	3,614,630.76	118,688.45

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 32

Additional Information
Total Available Distribution Amount (1)	4,766,138.94
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,641,589.72	Master Servicing Fee	10,027.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,453.69
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	408.94
ARD Interest	0.00	Operating Advisor Fee	1,116.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,641,589.72	Total Fees	16,501.25

Principal		Expenses/Reimbursements
Scheduled Principal	1,151,508.18	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,457.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,151,508.18	Total Expenses/Reimbursements	10,457.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,614,630.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,151,508.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,766,138.94
Total Funds Collected	4,793,097.90	Total Funds Distributed	4,793,097.86

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	949,793,709.34	949,793,709.34	Beginning Certificate Balance	949,793,708.73
(-) Scheduled Principal Collections	1,151,508.18	1,151,508.18	(-) Principal Distributions	1,151,508.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	948,642,201.16	948,642,201.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	949,968,425.54	949,968,425.54	Ending Certificate Balance	948,642,200.55
Ending Actual Collateral Balance	948,737,033.16	948,737,033.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP	Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP
1,000,000 or less	3	1,935,124.22	0.20%	57	4.8787	1.967614	1.20 or less	30	266,462,839.84	28.09%	57	4.4024	0.733000
1,000,001 to 2,000,000	7	9,818,721.80	1.04%	57	4.6916	1.565344	1.21 to 1.30	7	190,458,188.80	20.08%	59	4.4715	1.264002
2,000,001 to 3,000,000	4	10,295,593.37	1.09%	58	4.0170	1.026836	1.31 to 1.40	5	62,662,598.75	6.61%	56	4.7083	1.391564
3,000,001 to 4,000,000	11	40,060,682.14	4.22%	58	4.3672	1.457425	1.41 to 1.50	5	38,006,105.02	4.01%	59	4.6506	1.439491
4,000,001 to 5,000,000	9	40,097,447.98	4.23%	59	4.4169	1.714527	1.51 to 1.75	12	62,138,881.38	6.55%	57	4.6807	1.615734
5,000,001 to 6,000,000	9	51,547,450.70	5.43%	59	4.2496	1.407294	1.76 to 2.00	9	79,390,631.56	8.37%	59	4.7460	1.807002
6,000,001 to 7,000,000	5	33,533,394.60	3.53%	59	4.5568	1.688442	2.01 to 2.25	11	133,520,034.67	14.07%	58	4.1904	2.135679
7,000,001 to 8,000,000	3	21,660,826.13	2.28%	60	4.7341	0.751895	2.26 to 2.50	3	55,245,129.33	5.82%	58	4.2616	2.373168
8,000,001 to 9,000,000	2	17,129,897.32	1.81%	54	5.0896	1.634435	2.51 to 2.75	1	14,434,323.62	1.52%	59	4.4200	2.514600
9,000,001 to 10,000,000	5	48,339,359.42	5.10%	50	4.5375	1.247059	2.76 to 3.00	3	30,881,826.18	3.26%	58	4.3156	2.794066
10,000,001 to 15,000,000	10	121,019,678.93	12.76%	58	4.4616	1.661349	3.01 or greater	2	11,899,772.65	1.25%	59	4.3142	3.372878
15,000,001 to 20,000,000	6	104,893,063.44	11.06%	58	4.6156	1.066711	Totals	89	948,642,201.16	100.00%	58	4.4524	1.482429
20,000,001 to 30,000,000	10	242,528,265.01	25.57%	58	4.2862	1.739345
30,000,001 to 50,000,000	2	83,658,330.77	8.82%	58	4.5825	1.476054
50,000,001 or greater	2	118,582,495.97	12.50%	59	4.4749	1.281159
Totals	89	948,642,201.16	100.00%	58	4.4524	1.482429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP	Texas	19	143,590,798.95	15.14%	59	4.6272	1.120977
Alabama	1	10,935,432.31	1.15%	58	4.4500	2.061800	Utah	1	9,933,069.94	1.05%	59	4.3500	1.554700
Arizona	2	14,357,339.24	1.51%	60	4.5847	1.465168	Virginia	4	94,410,566.92	9.95%	59	4.4496	1.126846
California	8	81,094,710.36	8.55%	57	4.4419	2.362832	Washington	2	17,262,912.75	1.82%	54	4.9510	0.383033
Colorado	1	24,700,000.00	2.60%	60	4.2400	2.380300	Washington, DC	1	488,874.22	0.05%	59	3.9800	2.070000
Connecticut	2	628,965.52	0.07%	13	4.9600	0.091100	Totals	121	948,642,201.16	100.00%	58	4.4524	1.482429
Florida	6	31,209,333.78	3.29%	55	4.7809	1.322310
									Property Type³
Georgia	11	63,234,345.80	6.67%	58	4.5040	1.835377
Idaho	1	21,799,212.05	2.30%	57	4.3660	0.311400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	1,552,922.42	0.16%	33	4.9267	0.998012		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	7	20,084,848.37	2.12%	53	4.9626	1.699342	Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP
Kentucky	1	473,793.10	0.05%	13	4.9600	0.091100	Lodging	31	112,764,654.11	11.89%	54	4.7809	0.714580
Maryland	1	3,841,993.20	0.40%	57	5.6500	0.572900	Mixed Use	2	11,057,235.29	1.17%	59	4.0287	1.624572
Michigan	2	3,922,909.00	0.41%	55	4.4930	0.931635	Mobile Home Park	10	85,340,167.00	9.00%	57	4.5718	1.343380
Minnesota	5	27,119,219.30	2.86%	58	4.5510	1.447065	Multi-Family	25	179,284,404.80	18.90%	58	4.2513	1.558662
Nevada	1	35,000,000.00	3.69%	58	3.7440	2.145800	Office	19	239,826,709.34	25.28%	58	4.4981	1.513218
New Jersey	2	28,003,195.75	2.95%	59	4.3898	1.920789	Other	1	46,700,000.00	4.92%	58	4.4500	1.232900
New Mexico	1	297,931.03	0.03%	13	4.9600	0.091100	Retail	29	231,508,793.39	24.40%	59	4.3677	1.543602
New York	17	157,053,570.72	16.56%	59	3.9911	1.176721	Self Storage	3	38,618,367.88	4.07%	57	4.4987	2.632256
North Carolina	4	10,202,635.43	1.08%	56	5.2389	1.119169	Totals	121	948,642,201.16	100.00%	58	4.4524	1.482429
Ohio	8	45,983,228.16	4.85%	56	4.6962	1.361547
Oklahoma	1	16,440,568.99	1.73%	52	4.8580	1.403200
Pennsylvania	4	64,666,470.53	6.82%	59	4.6302	1.663191
South Carolina	2	10,867,124.94	1.15%	60	4.6998	1.739456
Tennessee	2	5,944,359.03	0.63%	57	4.4000	0.916735

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP	Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP
	3.500% or less	7	36,121,599.79	3.81%	59	3.4224	1.194205	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	8	56,814,314.66	5.99%	59	3.6974	1.921665	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	5,199,453.24	0.55%	59	3.9981	2.155162	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	105,123,791.60	11.08%	59	4.1545	1.580344	37 months to 48 months	1	9,600,000.00	1.01%	13	4.9600	0.091100
	4.251% to 4.500%	21	345,298,003.13	36.40%	59	4.3980	1.518063	49 months or greater	87	935,500,331.80	98.61%	58	4.4467	1.496451
	4.501% to 4.750%	16	234,517,926.15	24.72%	58	4.6211	1.509656	Totals	89	948,642,201.16	100.00%	58	4.4524	1.482429
	4.751% to 5.000%	13	94,104,086.84	9.92%	52	4.8992	1.272716
	5.001% to 5.250%	7	51,624,028.79	5.44%	57	5.0897	0.998010
	5.251% to 5.500%	4	8,407,320.76	0.89%	56	5.4552	1.346247
	5.501% to 5.750%	2	7,889,806.84	0.83%	57	5.6120	1.307989
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	89	948,642,201.16	100.00%	58	4.4524	1.482429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP	Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP
	60 months or less	87	944,611,457.58	99.58%	58	4.4521	1.481872	Interest Only	17	225,185,250.00	23.74%	56	4.2678	1.860163
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	64	699,784,277.40	73.77%	58	4.5375	1.363167
	Totals	88	948,153,326.94	99.95%	58	4.4527	1.482126	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	6	19,641,930.18	2.07%	59	3.5227	1.374048
								Totals	88	948,153,326.94	99.95%	58	4.4527	1.482126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,541,869.36	0.37%	56	4.6000	NAP	60 months or less	1	488,874.22	0.05%	59	3.9800	2.070000
Underwriter's Information		2	25,474,000.00	2.69%	58	4.0306	2.400672	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	72	844,518,916.75	89.02%	58	4.5000	1.443076	Totals	1	488,874.22	0.05%	59	3.9800	2.070000
	13 to 24 months	13	68,681,642.40	7.24%	58	3.9836	1.437981
	25 months or greater	1	6,425,772.65	0.68%	59	4.8000	3.452000
	Totals	89	948,642,201.16	100.00%	58	4.4524	1.482429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310935048	RT	Fredericksburg	VA	Actual/360	4.38025%	241,527.50	108,178.65	0.00	N/A	09/01/26	--	64,037,340.68	63,929,162.03	09/01/21
2	28000896	MH	Various	Various	Actual/360	4.58625%	216,162.84	84,524.37	0.00	N/A	06/06/26	--	54,737,858.31	54,653,333.94	09/06/21
3	310934701	98	New York	NY	Actual/360	4.45025%	178,951.81	0.00	0.00	07/11/26	07/11/36	--	46,700,000.00	46,700,000.00	09/11/21
4	28300906	OF	New York	NY	Actual/360	4.10925%	88,457.64	0.00	0.00	N/A	07/06/26	--	25,000,000.00	25,000,000.00	09/06/21
4A	28400906				Actual/360	4.10925%	70,766.11	0.00	0.00	N/A	07/06/26	--	20,000,000.00	20,000,000.00	09/06/21
5	28000918	OF	Wyomissing	PA	Actual/360	4.75025%	151,340.28	41,669.23	0.00	N/A	08/06/26	--	37,000,000.00	36,958,330.77	09/06/21
6	310936145	RT	Las Vegas	NV	Actual/360	3.74425%	95,191.82	0.00	0.00	N/A	07/01/26	--	29,526,000.00	29,526,000.00	09/01/21
6A	310936147				Actual/360	3.74425%	17,648.18	0.00	0.00	N/A	07/01/26	--	5,474,000.00	5,474,000.00	09/01/21
7	310936019	OF	Burbank	CA	Actual/360	4.30025%	99,975.00	0.00	0.00	N/A	06/11/26	--	27,000,000.00	27,000,000.00	09/11/21
8	310934902	LO	Fairfax	VA	Actual/360	4.53025%	96,267.23	41,019.51	0.00	N/A	07/11/26	--	24,678,633.18	24,637,613.67	09/11/21
9	28000914	MH	Inver Grove Heights	MN	Actual/360	4.48825%	93,543.63	36,617.81	0.00	N/A	07/06/26	--	24,204,837.11	24,168,219.30	09/06/21
10	300571581	MF	Fort Collins	CO	Actual/360	4.24025%	90,182.44	0.00	0.00	N/A	09/06/26	--	24,700,000.00	24,700,000.00	09/06/21
11	330933367	LO	Boise	ID	Actual/360	4.36625%	82,097.93	37,603.16	0.00	N/A	06/11/26	--	21,836,815.21	21,799,212.05	09/11/21
12	330934730	SS	Los Angeles	CA	Actual/360	4.51425%	89,402.28	0.00	0.00	N/A	06/11/26	--	23,000,000.00	23,000,000.00	09/11/21
13	300571560	MF	Houston	TX	Actual/360	4.40025%	80,564.18	29,455.50	0.00	N/A	08/06/26	--	21,263,274.42	21,233,818.92	09/06/21
14	28000931	OF	Ewing	NJ	Actual/360	4.33025%	80,127.85	26,598.93	0.00	08/06/26	08/06/30	--	21,490,000.00	21,463,401.07	09/06/21
15	300571577	OF	Houston	TX	Actual/360	5.06025%	80,557.54	27,541.37	0.00	N/A	09/06/26	--	18,488,278.36	18,460,736.99	09/06/21
16	28000928	OF	Dallas	TX	Actual/360	4.22225%	64,690.41	30,918.50	0.00	N/A	09/06/26	--	17,793,544.06	17,762,625.56	09/06/21
17	300571558	MF	Houston	TX	Actual/360	4.60025%	66,284.31	25,479.03	0.00	N/A	08/06/26	--	16,733,767.15	16,708,288.12	09/06/21
19	28000930	LO	Bothell	WA	Actual/360	4.95025%	66,308.85	35,485.26	0.00	N/A	08/06/26	--	15,556,329.04	15,520,843.78	08/06/21
20	28200846	MF	Norman	OK	Actual/360	4.85825%	68,854.21	18,823.15	0.00	N/A	01/06/26	--	16,459,392.14	16,440,568.99	09/06/21
21	310932777	OF	Atlanta	GA	Actual/360	4.42025%	55,025.33	22,775.84	0.00	N/A	08/11/26	--	14,457,099.46	14,434,323.62	09/11/21
22	28000934	RT	Latrobe	PA	Actual/360	4.50025%	52,607.06	18,328.88	0.00	N/A	09/06/26	--	13,576,016.18	13,557,687.30	09/06/21
23	470100950	MF	New York	NY	Actual/360	3.35025%	36,232.12	25,467.77	0.00	N/A	08/01/26	--	12,560,002.32	12,534,534.55	09/01/21
24	28000899	OF	Houston	TX	Actual/360	4.95025%	54,816.71	19,911.09	0.00	N/A	06/06/26	--	12,860,224.86	12,840,313.77	09/06/21
25	310934423	RT	Kennett Square	PA	Actual/360	4.39025%	46,776.69	18,245.46	0.00	N/A	09/11/26	--	12,373,875.38	12,355,629.92	09/11/21
26	410934509	SS	Walnut Creek	CA	Actual/360	4.62025%	47,291.10	15,911.26	0.00	N/A	06/11/26	--	11,887,163.04	11,871,251.78	09/11/21
27	300571575	RT	Conyers	GA	Actual/360	4.33025%	43,628.74	17,457.32	0.00	N/A	09/06/26	--	11,701,071.30	11,683,613.98	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	28000913	OF	Montgomery	AL	Actual/360	4.45025%	41,974.75	18,471.50	0.00	N/A	07/06/26	--	10,953,903.81	10,935,432.31	09/06/21
29	300571579	RT	Mesa	AZ	Actual/360	4.75025%	42,340.18	16,345.15	0.00	N/A	09/06/26	--	10,351,420.05	10,335,074.90	09/06/21
30	28000826	MF	Canal Winchester	OH	Actual/360	4.98025%	44,968.75	14,482.85	0.00	N/A	12/06/25	--	10,486,299.65	10,471,816.80	09/06/21
31	610935236	RT	Draper	UT	Actual/360	4.35025%	37,271.27	16,990.22	0.00	N/A	08/11/26	--	9,950,060.16	9,933,069.94	09/11/21
32	28000925	RT	Savannah	GA	Actual/360	4.43025%	36,144.44	18,445.24	0.00	N/A	08/06/26	--	9,474,986.11	9,456,540.87	09/06/21
34	410934184	RT	Houston	TX	Actual/360	4.35025%	35,835.39	15,190.32	0.00	N/A	09/11/26	--	9,566,734.99	9,551,544.67	09/11/21
35	300571568	MF	Houston	TX	Actual/360	4.60025%	38,863.43	13,041.81	0.00	N/A	08/06/26	--	9,811,245.75	9,798,203.94	09/06/21
36	28210779	LO	Various	Various	Actual/360	4.96025%	41,002.67	0.00	0.00	N/A	10/06/22	--	9,600,000.00	9,600,000.00	09/06/21
37	28000871	MF	Fort Wayne	IN	Actual/360	5.16025%	39,213.97	11,897.10	0.00	N/A	04/06/26	--	8,825,349.42	8,813,452.32	09/06/21
38	28000842	OF	Indianapolis	IN	Actual/360	5.01525%	35,963.38	11,357.63	0.00	N/A	01/06/26	--	8,327,802.63	8,316,445.00	09/06/21
40	300571576	LO	Beaufort	SC	Actual/360	4.80025%	30,448.70	11,524.53	0.00	N/A	09/06/26	--	7,366,620.44	7,355,095.91	08/06/21
41	600936054	RT	Rockwall	TX	Actual/360	4.32025%	26,643.93	12,295.72	0.00	N/A	08/11/26	--	7,162,347.44	7,150,051.72	09/11/21
42	300571574	LO	Austin	TX	Actual/360	5.08025%	31,348.64	10,634.78	0.00	N/A	09/06/26	--	7,166,313.28	7,155,678.50	07/06/21
43	300571570	LO	McDonough	GA	Actual/360	4.51025%	27,190.82	11,616.07	0.00	N/A	08/06/26	--	7,001,426.01	6,989,809.94	09/06/21
44	300571583	RT	Coachella	CA	Actual/360	4.65025%	27,295.79	10,964.46	0.00	N/A	09/06/26	--	6,816,845.65	6,805,881.19	09/06/21
46	28000909	MF	Austin	TX	Actual/360	4.75025%	28,526.85	9,031.76	0.00	N/A	07/06/26	--	6,974,306.31	6,965,274.55	09/06/21
47	306490047	LO	Athens	GA	Actual/360	4.80025%	26,601.71	10,124.86	0.00	N/A	08/06/26	--	6,435,897.51	6,425,772.65	09/06/21
48	28000920	MU	New York	NY	Actual/360	4.05025%	22,173.89	11,447.28	0.00	N/A	08/06/26	--	6,358,103.55	6,346,656.27	09/06/21
49	470100990	MF	White Plains	NY	Actual/360	3.49025%	17,875.07	11,725.05	0.00	N/A	09/01/26	--	5,947,893.29	5,936,168.24	09/01/21
50	470100410	MF	Rye	NY	Actual/360	3.66025%	18,516.99	11,254.54	0.00	N/A	09/01/26	--	5,875,300.70	5,864,046.16	09/01/21
51	470100910	MF	Riverdale	NY	Actual/360	3.65025%	18,428.11	11,306.76	0.00	N/A	08/01/26	--	5,863,118.73	5,851,811.97	09/01/21
52	300571582	OF	Houston	TX	Actual/360	4.72025%	23,830.29	9,309.55	0.00	N/A	09/06/26	--	5,863,110.72	5,853,801.17	09/06/21
53	306490053	MF	Newman	GA	Actual/360	4.70025%	23,220.48	9,194.38	0.00	N/A	08/06/26	--	5,737,386.87	5,728,192.49	09/06/21
54	28000904	LO	Raleigh	NC	Actual/360	5.48825%	25,530.54	11,578.41	0.00	N/A	06/06/26	--	5,402,399.17	5,390,820.76	09/06/21
55	600935608	OF	Memphis	TN	Actual/360	4.38025%	21,690.45	11,361.95	0.00	N/A	08/11/26	--	5,750,893.39	5,739,531.44	09/11/21
56	28000935	OF	Missouri City	TX	Actual/360	4.51025%	22,203.81	8,232.97	0.00	N/A	09/06/26	--	5,717,311.44	5,709,078.47	09/06/21
57	300571566	RT	Columbus	OH	Actual/360	4.80025%	20,141.29	7,665.97	0.00	N/A	08/06/26	--	4,872,893.77	4,865,227.80	09/06/21
58	410935115	MU	San Jose	CA	Actual/360	4.00025%	16,254.85	8,570.75	0.00	N/A	08/11/26	--	4,719,149.77	4,710,579.02	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
59	300571567	MH	Chesapeake	VA	Actual/360	4.75025%	19,352.35	7,512.49	0.00	N/A	08/06/26	--	4,731,303.71	4,723,791.22	09/06/21
60	470100610	MF	Yonkers	NY	Actual/360	3.58025%	14,507.09	5,103.09	0.00	N/A	08/01/26	--	4,705,851.21	4,700,748.12	09/01/21
61	410935008	RT	Stockton	CA	Actual/360	4.50025%	17,020.34	7,300.55	0.00	N/A	08/11/26	--	4,392,346.42	4,385,045.87	09/11/21
62	300571565	OF	Port St Lucie	FL	Actual/360	4.93025%	19,160.09	6,002.98	0.00	N/A	08/06/26	--	4,513,270.87	4,507,267.89	09/06/21
63	600934670	RT	Tucson	AZ	Actual/360	4.16025%	14,445.34	10,243.38	0.00	N/A	08/11/26	--	4,032,507.72	4,022,264.34	09/11/21
64	28000895	LO	Pensacola	FL	Actual/360	5.57625%	19,477.02	8,584.24	0.00	N/A	06/06/26	--	4,056,397.88	4,047,813.64	09/06/21
65	470101030	MF	Brooklyn	NY	Actual/360	3.48025%	12,404.10	4,588.36	0.00	N/A	09/01/26	--	4,139,298.44	4,134,710.08	09/01/21
66	28000902	LO	Frederick	MD	Actual/360	5.65025%	18,731.58	8,060.75	0.00	N/A	06/06/26	--	3,850,053.95	3,841,993.20	09/06/21
67	479067300	RT	Cumming	GA	Actual/360	5.09025%	17,434.78	5,343.31	0.00	N/A	01/01/26	--	3,977,767.73	3,972,424.42	09/01/21
68	470100430	MF	Bronx	NY	Actual/360	3.50025%	11,898.99	4,371.43	0.00	N/A	08/01/26	--	3,948,051.89	3,943,680.46	09/01/21
69	410935702	SS	Smyrna	GA	Actual/360	4.02025%	12,994.79	6,794.04	0.00	N/A	08/11/26	--	3,753,910.14	3,747,116.10	09/11/21
70	470101130	MF	Long Beach	NY	Actual/360	3.30025%	8,729.77	16,915.90	0.00	N/A	09/01/26	--	3,072,059.42	3,055,143.52	09/01/21
71	410933922	RT	Roseville	MI	Actual/360	4.45025%	13,786.99	6,034.34	0.00	N/A	08/11/26	--	3,597,908.86	3,591,874.52	09/11/21
72	600936085	RT	Fort Mill	SC	Actual/360	4.49025%	13,601.52	5,857.69	0.00	N/A	08/11/26	--	3,517,886.72	3,512,029.03	09/11/21
73	28001000	RT	Boardman Township	OH	Actual/360	4.56025%	14,842.80	0.00	0.00	09/06/26	01/06/30	--	3,780,000.00	3,780,000.00	09/06/21
74	470100850	MF	Long Beach	NY	Actual/360	3.50025%	11,151.39	0.00	0.00	N/A	08/01/26	--	3,700,000.00	3,700,000.00	09/01/21
75	410936068	RT	Various	Various	Actual/360	4.12025%	12,595.80	5,204.40	0.00	N/A	08/11/26	--	3,550,333.73	3,545,129.33	09/11/21
76	300571557	SS	Winchester	VA	Actual/360	4.60025%	14,048.41	4,714.37	0.00	N/A	05/06/26	--	3,546,583.73	3,541,869.36	09/06/21
77	300571572	RT	Greensboro	NC	Actual/360	5.20025%	15,117.95	4,924.60	0.00	N/A	08/06/26	--	3,376,216.16	3,371,291.56	09/06/21
78	28000809	RT	Various	Various	Actual/360	4.89025%	6,459.42	0.00	0.00	N/A	04/06/26	--	1,534,000.00	1,534,000.00	09/06/21
79	28000873	RT	Various	MN	Actual/360	5.25025%	6,934.96	0.00	0.00	N/A	04/06/26	--	1,534,000.00	1,534,000.00	09/06/21
80	470099910	MF	Bronx	NY	Actual/360	3.44025%	8,355.01	3,159.01	0.00	N/A	09/01/26	--	2,820,521.95	2,817,362.94	09/01/21
81	410931318	OF	Venice	CA	Actual/360	4.50025%	10,549.07	4,524.82	0.00	N/A	08/11/26	--	2,722,339.39	2,717,814.57	09/11/21
82	470100510	MF	Flushing	NY	Actual/360	3.52025%	7,989.10	2,891.46	0.00	N/A	09/01/26	--	2,635,700.61	2,632,809.15	09/01/21
83	28000831	OF	Houston	TX	Actual/360	4.77925%	8,770.16	3,529.66	0.00	N/A	12/06/25	--	2,131,136.37	2,127,606.71	09/06/21
84	300571580	MH	Apollo	PA	Actual/360	4.80025%	7,428.02	2,278.29	0.00	N/A	09/01/26	--	1,797,100.83	1,794,822.54	09/01/21
85	470100180	MF	New York	NY	Actual/360	3.62025%	4,223.50	2,613.05	0.00	N/A	09/01/26	--	1,354,892.88	1,352,279.83	09/01/21
86	470100470	MF	Bronx	NY	Actual/360	3.69025%	4,493.33	1,489.69	0.00	N/A	08/01/26	--	1,414,109.12	1,412,619.43	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
87	28000851	RT	Radford	VA	Actual/360	5.39025%	5,198.36	0.00	0.00	02/06/26	02/06/31	--	1,120,000.00	1,120,000.00	09/06/21
88	28000849	RT	Village of Malone	NY	Actual/360	5.37025%	4,952.48	0.00	0.00	02/06/26	02/06/31	--	1,071,000.00	1,071,000.00	09/06/21
89	470100700	MF	Washington	DC	Actual/360	3.98025%	1,700.82	7,392.58	0.00	N/A	08/01/26	--	496,266.80	488,874.22	09/01/21
90	28000841	RT	Mercedes	TX	Actual/360	5.44025%	3,867.01	0.00	0.00	02/06/26	02/06/31	--	825,500.00	825,500.00	09/06/21
91	28001001	RT	Aurora	MN	Actual/360	4.84025%	2,587.15	0.00	0.00	09/06/26	09/06/31	--	620,750.00	620,750.00	09/06/21
Totals							3,641,589.72	1,151,508.18	0.00				949,793,709.34	948,642,201.16
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,533,135.99	1,879,429.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,772,292.00	1,188,558.20	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	247.52	0.00
3	2,572,368.00	1,298,919.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,904,736.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,991,692.62	925,868.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	46,780,666.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,784,124.57	2,363,695.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	967,499.50	1,158,959.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,111,817.71	1,091,999.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,650,980.82	1,285,961.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	906,590.16	590,809.16	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,939,045.39	730,803.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,812,120.17	1,458,017.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,987,255.04	1,005,221.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,335,088.00	1,465,230.40	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	243,463.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,458,025.57	332,989.04	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	610,357.00	0.00	--	--	09/13/21	0.00	0.00	101,727.13	101,727.13	4,971.71	0.00
20	2,755,929.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,226,886.65	654,714.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	4,620.42	0.00
22	1,740,523.00	424,020.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	681,484.00	687,103.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	749,325.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,225,254.07	502,276.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,663,593.55	431,599.55	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,134,696.43	575,673.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,471,461.96	820,584.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,001,882.07	541,562.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	963,633.00	513,820.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,069,703.88	539,829.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	788,700.00	405,330.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,038,081.62	246,545.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	951,295.29	290,393.34	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,769,713.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	942,154.90	511,947.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,087,449.64	578,306.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,042,393.00	1,069,496.00	10/01/18	09/30/19	--	0.00	0.00	41,941.51	41,941.51	0.00	0.00
41	739,805.00	141,315.13	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	139,913.00	(67,568.00)	01/01/21	03/31/21	03/11/21	0.00	0.00	41,902.27	83,905.09	0.00	0.00
43	337,582.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	949,438.54	523,932.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	662,875.00	409,146.75	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	3,137,207.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	433,139.84	129,258.05	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	307,458.00	349,334.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	580,870.00	731,871.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
51	447,375.00	341,265.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	681,719.45	349,829.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	561,485.30	271,887.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	616,946.10	141,589.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	475,302.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	543,736.00	72,500.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	537,610.86	117,771.02	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	518,887.19	339,857.50	01/01/21	07/12/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	558,914.96	278,953.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	215,819.00	270,882.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	434,140.00	264,799.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	469,958.46	199,407.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	539,080.00	130,430.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	745,216.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	513,478.00	564,361.00	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
66	232,878.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	420,981.00	353,412.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	328,434.00	233,970.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	588,744.64	339,491.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	375,969.00	339,465.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
71	336,058.00	131,602.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	398,818.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	244,743.61	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	161,534.00	125,492.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
75	412,989.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	193,367.72	113,978.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	154,416.24	77,208.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	154,319.24	77,159.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	89,311.00	125,924.00	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
81	279,715.05	160,884.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	153,484.00	89,670.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
83	259,750.58	77,182.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	273,751.18	90,443.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	(6,266.00)	120,883.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
86	78,745.00	51,444.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
87	106,569.05	53,285.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	96,464.56	49,564.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	175,602.00	225,726.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
90	82,935.00	41,467.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
91	65,599.16	32,799.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	141,234,758.56	35,279,074.53				0.00	0.00	185,570.91	227,573.73	9,839.65	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	7,155,678.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452444%	4.402646%	58
08/17/21	0	0.00	0	0.00	2	14,532,933.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452486%	4.402668%	59
07/16/21	0	0.00	0	0.00	2	14,554,999.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452517%	4.402677%	60
06/17/21	0	0.00	0	0.00	2	14,578,962.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476192%	4.423795%	60
05/17/21	0	0.00	1	7,401,887.49	1	7,198,946.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476225%	4.425718%	61
04/16/21	1	7,414,203.90	1	15,701,041.77	1	7,210,405.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476267%	4.425741%	62
03/17/21	2	23,161,247.31	0	0.00	1	7,220,801.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476299%	4.428226%	63
02/18/21	2	26,103,686.31	0	0.00	2	23,011,017.70	0	0.00	0	0.00	0	0.00	0	0.00	1	7,088,189.29	4.476359%	4.428261%	64
01/15/21	1	7,450,859.87	0	0.00	2	23,055,709.29	0	0.00	0	0.00	1	9,600,000.00	0	0.00	0	0.00	4.475910%	4.428045%	65
12/17/20	0	0.00	1	15,845,467.18	1	7,254,742.87	0	0.00	0	0.00	0	0.00	0	0.00	1	8,003,018.48	4.475933%	4.432811%	66
11/18/20	1	15,881,749.08	0	0.00	1	7,265,967.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.485190%	4.439870%	66
10/19/20	0	0.00	0	0.00	2	23,191,823.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.485215%	4.439879%	67
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	28000930	08/06/21	0	B	101,727.13	101,727.13	84,794.54	15,556,329.04	07/14/20	2
40	300571576	08/06/21	0	B	41,941.51	41,941.51	0.00	7,366,620.44	05/23/21	13
42	300571574	07/06/21	1	1	41,902.27	83,905.09	24,070.51	7,176,901.74	06/16/20	1
Totals					185,570.91	227,573.73	108,865.05	30,099,851.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		9,600,000	9,600,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		863,461,550	856,305,872	7,155,679		0
> 60 Months		75,580,651	75,580,651	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	948,642,201	941,486,523	7,155,679	0	0	0
Aug-21	949,793,709	935,260,776	0	0	14,532,934	0
Jul-21	950,872,787	936,317,787	0	0	14,554,999	0
Jun-21	968,410,865	953,831,902	0	0	14,578,963	0
May-21	969,502,080	954,901,247	0	7,401,887	7,198,946	0
Apr-21	970,675,271	940,349,619	7,414,204	15,701,042	7,210,405	0
Mar-21	971,757,729	941,375,680	23,161,247	0	7,220,802	0
Feb-21	973,095,488	923,980,784	26,103,686	0	23,011,018	0
Jan-21	981,266,162	950,759,592	7,450,860	0	23,055,709	0
Dec-20	982,326,305	959,226,095	0	15,845,467	7,254,743	0
Nov-20	991,482,790	968,335,074	15,881,749	0	7,265,967	0
Oct-20	992,545,007	969,353,183	0	0	23,191,824	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	300571577	18,460,736.99	18,460,736.99	22,300,000.00	03/25/21	1,127,789.65	0.85860	09/30/20	09/06/26	299
19	28000930	15,520,843.78	15,556,329.04	18,700,000.00	10/28/20	507,974.00	0.41580	12/31/20	08/06/26	238
40	300571576	7,355,095.91	7,366,620.44	12,000,000.00	07/26/21	921,426.00	1.82930	09/30/19	09/06/26	299
42	300571574	7,155,678.50	7,176,901.74	9,000,000.00	06/30/21	(83,459.00)	(0.66260)	03/31/21	09/06/26	299
Totals		48,492,355.18	48,560,588.21	62,000,000.00		2,473,730.65

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	300571577	OF	TX	12/31/20	13

9/07/21 ' Loan transferred to Special Servicing on 1/4/21 for Imminent Monetary Default. The Subject consists of two adjacent office buildings totaling 276,025 sf located in Clear Lake, TX. The whole loan, totaling $27,000,000, is comprised of two pari passu notes (a $20.0MM A-1 control Note and a $7.0MM A-2 Note). Loan is hard cash managed, but revenues are insufficient to pay debt service and opex. Borrower requested Lender to release funds from reserves to pay outstanding payables that haveaccumulated to over $900k and opex, which precipitated a transfer to Special Servicing. Funds collected through the lockbox funds were insufficient to pay the full 4/06/21 payment, but a portion of the funds collected were posted to the 4/06/21 P&I due, therefore, the loan is due for the 4/06/21 escrow and reserves, but P&I is due for the 10/06/21 payment after further application of rents collected and reserve funds that have been applied to P&I or other expenses incurred by the Lender. Counsel has been engaged and a PNL has been executed. Borrower stipulated to Receivership and a Receiver was appointed on 2/10/21. An assumption is currently being negotiated, but a receivership sale will be pursued if the assumption fails to close.

19	28000930	LO	WA	07/14/20	2

9/7/2021 - Loan was transferred into Special Servicing on 7/14/20 due to payment default and COVID related issues. The subject property, Hilton Garden Inn Bothell, is a select-service lodging facility containing 128 keys located in Bothell,

Washingt on. The four-story property opened in 2010. Currently dual tracking this asset, we have filed for foreclosure and are working with Borrower on possible reinstatement.

40	300571576	LO	SC	05/23/21	13

8/27/2021 - Loan transferred to MLS Special Servicing on 6/2/2021 due to delinquency. Loan was past due for the 3/6/2021 and subsequent loan payments. The collateral is a full- service Holiday Inn Hotel & Suites containing approximately

85,124 sq. ft., consisting of 97 guestrooms situated on a 4.4-acre Parcel located in Beaufort, South Carolina. The loan is next due for the 9/6/2021 payment as Special Servicer has been paying down P&I advances with funds from Suspense.

Special Servicer also mov ing forward with filing for Receivership while continuing discussions with the Borrower on a modification proposal.

42	300571574	LO	TX	06/16/20	1

09/02/2021 - Loan transferred to the Special Servicer due to payment default. The loan is secured by a 101-room Holiday Inn Express in Austin, TX. Borrower is currently past due with its 04/06/2020 payment. Cash Management accounts have been established and cash is being trapped. Midland and the Borrower have reach an agreement on loan modification terms which has received official consent from all Lender parties. Midland's engaged counsel has provided the Borrower with a draft of the loan modification agreement and is awaiting comments. Counsel is also dual-tracking foreclosure and receivership in case the loan modification doesn't close as planned.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310934902	25,260,857.83	4.53003%	25,218,930.83	4.53003%	10	06/22/20	07/11/20	08/11/20
18	28000911	16,659,587.37	5.85003%	16,640,152.39	5.85003%	10	06/05/20	06/06/20	08/11/20
36	28210779	9,600,000.00	4.96003%	9,600,000.00	4.96003%	9	08/03/20	05/06/20	--
40	300571576	0.00	4.80003%	0.00	4.80003%	10	08/19/20	06/08/20	09/11/20
57	300571566	4,989,242.13	4.80003%	4,989,242.13	4.80003%	10	06/05/20	06/06/20	06/11/20
64	28000895	4,185,244.29	5.57603%	4,177,278.71	5.57603%	10	06/05/20	06/06/20	08/11/20
Totals		60,694,931.62		60,625,604.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	3,980.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,348.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,585.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	1,542.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,457.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,457.67

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Supplemental Notes

None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 32 of 32